Leases-Group as Lessee - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Lives of significant operating leases	The lease contracts may contain extension options and termination option but do not include material purchase options, escalation clause and restrictions imposed by leases, such as additional financing and additional leases.
Operating lease expenses			¥ 10,252
Minimum lease payment expenses			6,960
Variable lease payment expenses	¥ 7,791	[1]	¥ 3,292

[1]	These expenses are related to the variable lease payments which are excluded from measurement of the lease liabilities.